Intangible Assets, Net (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($)
Intangible Assets, Net
Intangible assets subject to amortization				$ 259,205,383	$ 262,983,793
Intangible assets subject to amortization, net				78,373,616	90,736,828
Total intangible assets, net				$ 78,373,616	90,736,828
Weighted Average Remaining Amortization Period				7 years 26 days
Amortization expenses				$ 12,426,950	26,653,571	$ 23,088,327
Amortization of Discounts Related to Liability for Exclusive Rights						52,922
Expected amortization expenses
2017				12,220,078
2018				11,327,942
2019				10,813,544
2020				10,576,991
2021				10,558,440
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales			15.00%
Additional extension term of agreement			5 years
Additional consideration upon extension term of agreement			$ 0
Advertising agency agreement | SINA
Intangible Assets, Net
Intangible assets subject to amortization				106,790,000	106,790,000
Less: Accumulated amortization				$ 63,396,382	57,341,459
Weighted Average Remaining Amortization Period				7 years 3 months
License agreements | SINA
Intangible Assets, Net
Intangible assets subject to amortization				$ 80,660,000	80,660,000
Less: Accumulated amortization				$ 48,384,797	43,881,281
Weighted Average Remaining Amortization Period				7 years 3 months
Exclusive rights | Baidu
Intangible Assets, Net
Intangible assets subject to amortization				$ 50,639,152	54,096,827
Less: Accumulated amortization				50,639,152	54,096,827
Amount paid in connection with intangible assets	¥ 75,000,000	$ 12,023,475		0	12,023,475	9,004,710	$ 47,612,100
Fair value of intangible assets recognized							43,847,992
Difference between fair value of intangibles and principal amount							$ 3,764,108
Amortization of Discounts Related to Liability for Exclusive Rights				0	0	$ 52,922
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization				10,269,891	10,538,309
Less: Accumulated amortization				$ 8,975,366	8,424,820
Weighted Average Remaining Amortization Period				2 years 8 months 9 days
Database license
Intangible Assets, Net
Intangible assets subject to amortization				$ 8,300,000	8,300,000
Less: Accumulated amortization				$ 7,079,413	6,102,942
Weighted Average Remaining Amortization Period				1 year 3 months
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization				$ 1,489,800	1,575,336
Less: Accumulated amortization				1,489,800	1,575,336
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization				1,056,540	1,023,321
Less: Accumulated amortization				$ 866,857	$ 824,300
Weighted Average Remaining Amortization Period				2 years 7 months 17 days